Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
September 2021 ATM [Member]
Offering costs		$ 248
RA Capital Healthcare Fund 2024 [Member]
Offering costs		55
June 2024 Offering [Member]
Offering costs		$ 2,455
The March 2025 ATM [Member]
Offering costs	$ 174
RA Capital Healthcare Fund 2025 [Member]
Offering costs	$ 10